Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Components of Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income (loss) are as follows (in millions):

		Derivative	Defined
	Currency	Financial	Benefit
	Translation	Instruments,	Plans,
	Adjustments	Net of Tax	Net of Tax	Total
Balance at December 31, 2010	$133	$6	$(48)	$91

Accumulated other comprehensive income (loss) before reclassifications	(65)	(28)	20	(73)
Amounts reclassified from accumulated other comprehensive income (loss)	—	(35)	(6)	(41)

Balance at December 31, 2011	$68	$(57)	$(34)	$(23)

Accumulated other comprehensive income (loss) before reclassifications	64	77	(29)	112
Amounts reclassified from accumulated other comprehensive income (loss)	—	22	(4)	18

Balance at December 31, 2012	$132	$42	$(67)	$107

Accumulated other comprehensive income (loss) before reclassifications	(90)	(29)	48	(71)
Amounts reclassified from accumulated other comprehensive income (loss)	(25)	(8)	(7)	(40)

Balance at December 31, 2013	$17	$5	$(26)	$(4)

Components of Amounts Reclassified from Accumulated Other Comprehensive Income Loss

The components of amounts reclassified from accumulated other comprehensive income (loss) are as follows (in millions):

	Years Ended December 31,
	2013				2012				2011
	Currency	Derivative	Defined		Currency	Derivative	Defined		Currency	Derivative	Defined
	Translation	Financial	Benefit		Translation	Financial	Benefit		Translation	Financial	Benefit
	Adjustments	Instruments	Plans	Total	Adjustments	Instruments	Plans	Total	Adjustments	Instruments	Plans	Total
Revenue	$—	$(16)	$—	$(16)	$—	$6	$—	$6	$—	$(11)	$—	$(11)
Cost of revenue	—	6	—	6	—	26	—	26	—	(38)	—	(38)
Selling, general, and administrative	—	—	(8)	(8)	—	—	(6)	(6)	—	—	(7)	(7)
Other income (expense), net	(25)	—	—	(25)	—	—	—	—	—	—	—	—
Tax effect	—	2	1	3	—	(10)	2	(8)	—	14	1	15

	$(25)	$(8)	$(7)	$(40)	$—	$22	$(4)	$18	$—	$(35)	$(6)	$(41)